Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30, 2019	December 31, 2018
Advances in aid of construction	$60,106	$63,703
Environmental remediation obligation	57,854	55,621
Asset retirement obligations	45,535	43,291
Customer deposits	30,329	29,974
Unamortized investment tax credits	17,688	17,491
Deferred credits	35,325	42,711
Preferred shares, Series C	13,860	13,418
Lease liabilities (note 1(c))	10,388	3,436
Other	33,829	36,274
	304,914	305,919
Less: current portion	(43,787)	(42,337)
	$261,127	$263,582